REVENUE FROM TIME CHARTERS - DIAMOND S SHIPPING INC. AND SUBSIDIARIES - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Tables)	6 Months Ended
Jun. 30, 2019
Diamond S Shipping
Schedule of future minimum revenues

2019 (for the remaining three months of the year)	$22,127
2020	60,409
2021	21,758
2022	13,457
Total future committed revenue	$117,751